                                          UAM Funds
                                          Funds for the Informed Investor/sm/



Analytic Funds
Annual Report                                             December 31, 2001
--------------------------------------------------------------------------------

                                          Analytic Defensive Equity Fund
                                          Analytic Enhanced Equity Fund
                                          Analytic Short-Term Government Fund
                                          Analytic International Fund

UAM FUNDS                                                      ANALYTIC FUNDS
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Statements of Net Assets
   Defensive Equity Fund..................................................     8
   Enhanced Equity Fund...................................................    14
   Short-Term Government Fund.............................................    19
   International Fund.....................................................    22

Statements of Operations..................................................    28

Statements of Changes in Net Assets.......................................    30

Financial Highlights
   Defensive Equity Fund..................................................    32
   Enhanced Equity Fund...................................................    33
   Short-Term Government Fund.............................................    34
   International Fund.....................................................    35

Notes to Financial Statements.............................................    36

Report of Independent Accountants.........................................    48
--------------------------------------------------------------------------------

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
December 31, 2001

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds Annual report for the period ending December 31, 2001.

2001 will be remembered for the horrific terrorist attacks of September 11 and the ensuing war on terrorism. Prior to September 11, the U.S. and many global economies were experiencing slower economic growth. The catastrophe of September 11 exacerbated concern regarding the strength of the U.S. economy, and caused a severe decline in both consumer and producer confidence in the 4th quarter. To jump-start the economy the Federal Reserve lowered short-term interest rates to 1.75% from 6.50% at the beginning of the year.

The Federal Reserve lowered rates 11 times during 2001 to the lowest levels in 40 years. As a result of lower interest rates fixed income securities outpaced equity securities for the second straight year. Lower interest rates are good for existing bond investors as bonds paying fixed rates of interest increase in value.

Lower economic growth led to lower equity prices, and the S&P 500 Index returned (11.88)% for the year. After 5 calendar years (1995-1999) of returns exceeding 20%, the S&P 500 Index had its second consecutive negative year, the first time this has happened since 1973-1974. In addition, according to Morningstar, the average stock fund incurred its worst loss since 1973-1974.

Similar to the S&P 500 Index, international markets as measured by the Morgan Stanley Capital International EAFE (MSCI EAFE) Index were also down for the second consecutive year. In fact, the 4th quarter of 2001 was the first positive quarter for the Index in the past 2 years. Japan's economy continued to struggle, and many European countries either approached or experienced a recession.

The Analytic Short-Term Government Fund returned 7.02% for the one year period, which lagged the Merrill Lynch 1-3 Year U.S. Treasury Index return of 8.30%. As noted above, declining interest rates were good news to fixed income securities and helped the fund achieve a positive return. The fund underperformed the benchmark, though, due to the small portion of the fund exposed to international markets and security selection. The international exposure, used for added diversification and higher return potential, was penalized by the strength of the U.S. dollar.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
Both of our domestic equity funds outperformed the S&P 500 Index for the one year period. The Analytic Enhanced Equity Fund returned (6.22)% versus (11.88)% for the S&P 500 Index, and the Analytic Defensive Equity Fund returned (1.98)%. For the majority of 2001, investors displayed a consistent preference for quality and relative value. In addition, companies with high dividend yields were favored by investors. This is quite different from the `New Economy' period when investors often favored companies that were losing money, much less had the ability to pay a dividend to shareholders. Our adaptive investment process was able to properly position both the Defensive Equity and Enhanced Equity Funds during the course of the year.

The Analytic International Fund returned (23.41)% versus (21.44)% for the MSCI EAFE Index. The negative return for MSCI EAFE was due to continued weakness in the major international equity markets as corporate earnings fell and global growth slowed. Technology and various service sectors continued weakness experienced in the first half of 2001. In addition, a strong dollar continued to hurt returns. Strong stock selection in the U.K. and Japan helped performance when compared to the Index, but poor selection in Switzerland and France weakened relative returns.

We appreciate your loyalty and continuing support.

Sincerely,


       /s/ Harindra de Silva                       /s/ Greg McMurran

   Harindra de Silva, Ph.D, CFA                 Greg McMurran
   President/Co-Portfolio Manager               Chief Investment Officer


   /s/ Dennis Bein                /s/ Steven Sapra       /s/ Scott Barker

   Dennis Bein, CFA              Steven Sapra, CFA      Scott Barker, CFA
   Portfolio Manager             Portfolio Manager      Portfolio Manager


      /s/ Robert Murdock                     /s/ Doug Savarese
   Robert Murdock, Ph.D., CFA               Doug Savarese, CFA
   Portfolio Manager                        Portfolio Manager

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the
                reinvestment of all dividends and capital gains.

    There are no assurances that a portfolio will meet its stated objectives.

             A portfolio's holdings and allocations are subject to
       change because it is actively managed and should not be considered recommendations to buy individual securities.

                     Definition of the Comparative Indices
                     -------------------------------------

Lipper Mutual Fund Averages are equally-weighted benchmarks composed of mutual funds with similar objectives.

Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index composed of U.S. treasury securities with an outstanding par value of at least $25 million, and a maturity ranging between one to three years.

Morgan Stanley Capital International EAFE Index is an unmanaged, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would
                                have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                                    [CHART]

Comparison of Change in the Value of a $10,000 Investment in the Analytic Defensive Equity Fund, versus the S&P 500 Composite Index, the 60/40 S&P 500 & Salomon 3-Month Treasury, and the Lipper Large-Cap Core Classification

Initial            Analytic              S&P 500             Lipper
Investment         Defensive            Composite           Large-Cap
Date              Equity Fund             Index        Core Classification
----------        -----------           ---------      -------------------
12/31/91            $10,000              $10,000             $10,000
Dec. 92             $10,622              $10,761             $10,795
Dec. 93             $11,336              $11,841             $12,017
Dec. 94             $11,616              $11,997             $11,948
Dec. 95             $14,119              $16,500             $15,848
Dec. 96             $16,337              $20,285             $19,243
Dec. 97             $19,454              $27,050             $24,643
Dec. 98             $25,075              $34,787             $30,355
Dec. 99             $30,428              $42,106             $36,192
Dec. 00             $28,462              $38,270             $33,728
Dec. 01             $27,899              $33,723             $29,070

Index
Start
Date
12/31/91

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN*
                      FOR PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

   1 Year                          5 Years                         10 Years
--------------------------------------------------------------------------------
   -1.98%                           11.30%                          10.80%
--------------------------------------------------------------------------------

*If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.


   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would
                                have been lower.

      Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                                    [CHART]

Comparison of Change in the Value of a $10,000 Investment in the Analytic Enhanced Equity Fund, versus the S&P 500 Composite Index, and the Lipper Large-Cap Core Classification

Initial            Analytic              S&P 500             Lipper
Investment         Enhanced             Composite           Large-Cap
Date              Equity Fund             Index        Core Classification
----------        -----------           ---------      -------------------
 7/1/93             $10,000              $10,000             $10,000
Dec. 93             $10,401              $10,494             $10,643
Dec. 94             $10,375              $10,632             $10,583
Dec. 95             $14,042              $14,623             $14,037
Dec. 96             $17,268              $17,977             $17,044
Dec. 97             $22,419              $23,973             $21,826
Dec. 98             $30,898              $30,829             $26,885
Dec. 99             $37,097              $37,315             $32,055
Dec. 00             $33,636              $33,916             $29,872
Dec. 01             $31,543              $29,886             $25,747

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                      FOR PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                    Since
   1 Year                          5 Years                         7/1/93*
--------------------------------------------------------------------------------
   -6.22%                           12.81%                          14.48%
--------------------------------------------------------------------------------

 * Beginning of operations. Index comparisons begin on 6/30/93.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.


   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would
                                have been lower.

      Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                                    [CHART]

Comparison of Change in the Value of a $10,000 Investment in the Analytic Short-Term Government Fund, versus the Merrill Lynch 1-3 Year U.S. Treasury Index, and the Lipper Short U.S. Government Debt Objective

Initial            Analytic           Merrill Lynch       Lipper Short
Investment        Short-Term          1-3 Year U.S.     U.S. Government
Date            Government Fund      Treasury Index      Debt Objective
----------      ---------------      --------------     ---------------
7/1/93              $10,000              $10,000             $10,000
Dec. 93             $10,211              $10,204             $10,163
Dec. 94             $10,220              $10,262             $10,172
Dec. 95             $11,300              $11,388             $11,195
Dec. 96             $11,899              $11,956             $11,689
Dec. 97             $12,559              $12,752             $12,380
Dec. 98             $13,451              $13,644             $13,114
Dec. 99             $13,792              $14,062             $13,450
Dec. 00             $14,841              $15,187             $14,429
Dec. 01             $15,883              $16,447             $15,417

Index
Start
Date
6/30/93
--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                      FOR PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                    Since
   1 Year                          5 Years                         7/1/93*
--------------------------------------------------------------------------------
    7.02%                            5.95%                           5.59%
--------------------------------------------------------------------------------

 * Beginning of operations. Index comparisons begin on 6/30/93.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would
                                have been lower.

      Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                                    [CHART]

Comparison of Change in the Value of a $10,000 Investment in the Analytic International Fund, versus the Morgan Stanley MSCI EAFE Index, and the Lipper International Funds Objective

Initial             Analytic          Morgan Stanley         Lipper
Investment       International          MSCI EAFE         International
Date                 Fund                 Index          Funds Objective
----------       -------------        ---------------    ---------------
9/30/99             $10,000              $10,000             $10,000
Dec. 99             $11,267              $11,699             $12,621
Mar. 00             $11,447              $11,686             $12,781
Jun. 00             $11,268              $11,223             $12,118
Sep. 00             $10,430              $10,318             $11,226
Dec. 00              $9,979              $10,041             $10,684
Mar. 01              $8,510               $8,662              $9,152
Jun. 01              $8,530               $8,548              $9,159
Sep. 01              $7,279               $7,351              $7,721
Dec. 01              $7,643               $7,864              $8,371

Index
Start
Date
9/30/99
--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                      FOR PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                   Since
                     1 Year                        9/30/99*
--------------------------------------------------------------------------------
                    -23.41%                       -11.27%
--------------------------------------------------------------------------------

 * Beginning of operations. Index comparisons begin on 9/29/99.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would
                                have been lower.

      Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                                 ANALYTIC FUNDS
                                                          DEFENSIVE EQUITY FUND
                                                          DECEMBER 31, 2001
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 98.2%


                                                           Shares      Value
                                                        ----------- -----------
BANKS -- 4.8%
  Bank of America+....................................     12,140   $   764,213
  Charter One Financial...............................     11,274       306,089
  Washington Mutual+..................................     26,904       879,761
                                                                    -----------
                                                                      1,950,063
                                                                    -----------
CHEMICALS -- 1.2%
  Ecolab..............................................      6,964       280,301
  Engelhard...........................................      6,832       189,110
                                                                    -----------
                                                                        469,411
                                                                    -----------
COMPUTER HARDWARE -- 2.6%
  Compaq Computer+....................................     33,303       325,037
  International Business Machines+....................      6,207       750,799
                                                                    -----------
                                                                      1,075,836
                                                                    -----------
COMPUTER SOFTWARE -- 7.6%
  Citrix Systems*.....................................     14,618       331,244
  Microsoft*..........................................     26,713     1,769,736
  Novell*.............................................     58,420       268,148
  Oracle*.............................................     51,685       713,770
                                                                    -----------
                                                                      3,082,898
                                                                    -----------
COMPUTERS & SERVICES -- 1.2%
  Autodesk............................................     12,661       471,875
  Imagistics International*...........................        892        11,014
  Seagate Escrow Security*............................        979           278
                                                                    -----------
                                                                        483,167
                                                                    -----------
DEFENSE & AEROSPACE -- 2.3%
  United Technologies+................................     14,740       952,646
                                                                    -----------
DEPARTMENT STORES -- 0.7%
  Wal-Mart Stores.....................................      4,810       276,815
                                                                    -----------
DIVERSIFIED OPERATIONS -- 1.8%
  Tyco International+.................................     12,683       747,029
                                                                    -----------



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2001
--------------------------------------------------------------------------------
COMMON STOCK - continued


                                                         Shares        Value
                                                      ------------ ------------
ELECTRICAL EQUIPMENT & SERVICES -- 7.2%
  Allegheny Energy+....................................   21,773   $    788,618
  General Electric+....................................   42,439      1,700,955
  XCEL Energy..........................................   16,545        458,958
                                                                   ------------
                                                                      2,948,531
                                                                   ------------
FINANCIAL SERVICES -- 9.4%
  Deluxe...............................................   13,011        540,997
  Equifax+.............................................   17,088        412,675
  Fannie Mae+..........................................    9,175        729,413
  Freddie Mac..........................................    8,710        569,634
  Household International..............................    7,938        459,928
  H&R Block+...........................................   20,392        911,522
  Moody's..............................................    5,747        229,075
                                                                   ------------
                                                                      3,853,244
                                                                   ------------
FOOD & BEVERAGES -- 2.9%
  Coca-Cola+...........................................    5,185        244,473
  Sara Lee+............................................   42,547        945,820
                                                                   ------------
                                                                      1,190,293
                                                                   ------------
GOLD -- 0.6%
  Freeport-McMoran Copper & Gold Cl B*.................   11,762        157,493
  Newmont Mining+......................................    4,775         91,250
                                                                   ------------
                                                                        248,743
                                                                   ------------
HOME PRODUCTS -- 0.5%
  Avon Products........................................      670         31,155
  Procter & Gamble.....................................      175         13,848
  Tupperware+..........................................    9,111        175,387
                                                                   ------------
                                                                        220,390
                                                                   ------------
INFORMATION SERVICES -- 1.2%
  Automatic Data Processing+...........................    8,305        489,165
                                                                   ------------

INSURANCE -- 3.4%
  John Hancock Financial Services+.....................   10,567        436,417
  Metlife+.............................................   29,630        938,678
                                                                   ------------
                                                                      1,375,095
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2001
--------------------------------------------------------------------------------
COMMON STOCK  - continued


                                                      Shares        Value
                                                   ------------  ------------
MEDIA -- 3.2%
  Comcast, Cl A*.................................         9,497  $    341,892
  Walt Disney+...................................        46,650       966,588
                                                                 ------------
                                                                    1,308,480
                                                                 ------------
MEDICAL PRODUCTS & SERVICES -- 2.7%
  IMS Health.....................................        30,262       590,412
  Johnson & Johnson..............................         8,481       501,227
                                                                 ------------
                                                                    1,091,639
                                                                 ------------
NATURAL GAS -- 2.6%
  Dynegy, Cl A+..................................         9,038       230,469
  EL Paso........................................         4,656       207,704
  Williams+......................................        24,753       631,697
                                                                 ------------
                                                                    1,069,870
                                                                 ------------
PAPER & PAPER PRODUCTS -- 0.1%
  Louisiana-Pacific..............................         5,706        48,159
                                                                 ------------
PETROLEUM REFINING -- 5.4%
  Exxon Mobil+...................................        51,163     2,010,706
  Phillips Petroleum+............................         1,524        91,836
  Royal Dutch Petroleum..........................         2,112       103,530
                                                                 ------------
                                                                    2,206,072
                                                                 ------------
PHARMACEUTICALS -- 13.7%
  Bristol-Myers Squibb...........................        22,427     1,143,777
  Merck+.........................................        21,842     1,284,310
  Pfizer.........................................        42,404     1,689,799
  Pharmacia......................................        14,362       612,539
  Schering-Plough+...............................        24,005       859,619
                                                                 ------------
                                                                    5,590,044
                                                                 ------------
PROPERTY INSURANCE -- 2.8%
  Loew's+........................................         7,847       434,567
  MGIC Investment................................        11,222       692,622
                                                                 ------------
                                                                    1,127,189
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2001
--------------------------------------------------------------------------------
COMMON STOCK - continued


                                                  Shares      Value
                                                 --------   ----------
RETAIL -- 5.7%
  Dollar General...............................   39,856   $   593,854
  Home Depot+..................................   15,593       795,399
  Walgreen+....................................   27,385       921,779
                                                           -----------
                                                             2,311,032
                                                           -----------
RUBBER & PLASTIC -- 0.2%
  Cooper Tire & Rubber.........................    5,568        88,865
                                                           -----------
SEMICONDUCTORS -- 3.5%
  Intel+.......................................   45,347     1,426,163
                                                           -----------
TELEPHONES & TELECOMMUNICATIONS -- 8.1%
  AT&T.........................................   47,579       863,083
  BellSouth....................................   26,798     1,022,344
  Motorola+....................................   39,475       592,915
  SBC Communications...........................   15,957       625,036
  WorldCom-WorldCom Group*.....................   15,027       211,580
                                                           -----------
                                                             3,314,958
                                                           -----------
TOBACCO-- 2.8%
  Philip Morris................................   15,996       733,417
  UST+.........................................   11,399       398,965
                                                           -----------
                                                             1,132,382
                                                           -----------
  TOTAL COMMON STOCK
    (Cost $38,609,218).........................             40,078,179
                                                           -----------
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 ANALYTIC FUNDS
                                                          DEFENSIVE EQUITY FUND
                                                          DECEMBER 31, 2001
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.9%

                                                             Face
                                                            Amount             Value
                                                          -----------       -----------
U.S. TREASURY BILL (A)
        1.895%, 04/11/02 (Cost $358,120)..............    $   360,000       $   358,337
                                                                            -----------

SHORT-TERM INVESTMENT -- 2.0%

REPURCHASE AGREEMENT --  2.0%
     Morgan Treasury 1.500%, dated 12/31/01,
        matures 01/02/02, repurchase price
        $823,560 (collateralized by U.S.
        Treasury Bills: total market value
        $849,524) (Cost $823,492) (B).................        823,492           823,492
                                                                            -----------
     TOTAL INVESTMENTS -- 101.1%
     (Cost $39,790,830) (C)...........................                       41,260,008
                                                                            -----------

WRITTEN INDEX OPTIONS -- (1.1%)
                                                             Contracts
                                                             ---------
     S&P 500 Index January 2002, 1100 Call............          (25)           (155,000)
     S&P 500 Index January 2002, 1125 Call............          (25)            (77,750)
     S&P 500 Index January 2002, 1140 Call............          (25)            (52,750)
     S&P 500 Index January 2002, 1150 Call............          (25)            (37,500)
     S&P 500 Index January 2002, 1175 Call............          (25)            (17,750)
     S&P 500 Index January 2002, 1190 Call............          (25)            (15,000)
     S&P 500 Index January 2002, 1200 Call............          (25)             (6,000)
     S&P 500 Index February 2002, 1150 Call...........          (25)            (83,750)
                                                                            -----------
     TOTAL WRITTEN INDEX OPTIONS
        (Premiums received ($567,880))................                         (445,500)
                                                                            -----------
     OTHER ASSETS AND LIABILITIES, NET -- 0.0%........                           (8,536)
                                                                            -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 ANALYTIC FUNDS
                                                          DEFENSIVE EQUITY FUND
                                                          DECEMBER 31, 2001
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
                                                                    Value
                                                                 -----------
  Paid in Capital..........................................      $41,633,459
  Undistributed Net Investment Income......................           10,445
  Accumulated Net Realized Loss............................       (2,429,490)
  Net Unrealized Appreciation on Investment
     Transactions and Option Contracts.....................        1,591,558
                                                                 -----------
  TOTAL NET ASSETS -- 100.0%...............................      $40,805,972
                                                                 ===========
  Institutional Class Shares:
  Shares Issued and Outstanding
     (Authorized 100 million shares -- $0.001 par value) ..        3,901,936
                                                                 -----------
  Net Asset Value, Offering and Redemption Price Per
        Share..............................................           $10.46
                                                                 ===========

  * Non-Income Producing Security
  + Security has been pledged as collateral for open written option contracts. Cl Class
(A) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) The cost for federal income tax purposes was $40,832,884. At December 31, 2001, net unrealized appreciation for all securities based on tax cost was $427,124. This consisted of aggregate gross unrealized appreciation for all securities of $2,378,317 and aggregate gross unrealized depreciation for all securities of $1,951,193.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 ANALYTIC FUNDS
                                                          ENHANCED EQUITY FUND
                                                          DECEMBER 31, 2001
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 98.1%


                                                          Shares        Value
                                                          ------     -----------
BANKS --  6.8%
  Bank of America ......................................   22,611    $ 1,423,362
  BB&T .................................................   59,128      2,135,112
  Charter One Financial ................................    3,551         96,410
  Citigroup ............................................   16,685        842,259
  Washington Mutual ....................................   60,235      1,969,684
                                                                     -----------
                                                                       6,466,827
                                                                     -----------
CHEMICALS -- 1.6%
  Ecolab ...............................................   32,539      1,309,695
  Engelhard ............................................    6,470        179,090
                                                                     -----------
                                                                       1,488,785
                                                                     -----------
COMPUTER HARDWARE -- 1.4%
  Compaq Computer ......................................  112,951      1,102,402
  International Business Machines ......................    1,595        192,931
                                                                     -----------
                                                                       1,295,333
                                                                     -----------
COMPUTER SOFTWARE -- 7.3%
  Citrix Systems* ......................................   33,680        763,189
  Microsoft* ...........................................   62,009      4,108,096
  Novell* ..............................................   13,967         64,109
  Oracle* ..............................................  122,608      1,693,216
  Parametric Technology* ...............................   36,302        283,519
                                                                     -----------
                                                                       6,912,129
                                                                     -----------
COMPUTERS & SERVICES -- 1.2%
  Autodesk .............................................   29,181      1,087,576
  Imagistics International* ............................    1,914         23,642
  Seagate Escrow Security* .............................    6,002          1,705
                                                                     -----------
                                                                       1,112,923
                                                                     -----------
DEFENSE & AEROSPACE -- 3.4%
  Boeing ...............................................   26,698      1,035,348
  Honeywell International ..............................    7,922        267,922
  United Technologies ..................................   30,177      1,950,339
                                                                     -----------
                                                                       3,253,609
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
                                                            DECEMBER 31, 2001
--------------------------------------------------------------------------------
COMMON STOCK -- continued


                                                          Shares       Value
                                                          ------    -----------
DEPARTMENT STORES -- 3.9%
  May Department Stores ...............................   43,712    $ 1,616,470
  Wal-Mart Stores .....................................   36,054      2,074,908
                                                                    -----------
                                                                      3,691,378
                                                                    -----------
ELECTRICAL EQUIPMENT -- 5.7%
  General Electric ....................................  134,940      5,408,395
                                                                    -----------
ELECTRICAL SERVICES -- 1.4%
  Allegheny  Energy ...................................   37,920      1,373,462
                                                                    -----------
ENERGY RESOURCES -- 4.6%
  Exxon Mobil .........................................  110,962      4,360,807
                                                                    -----------
FINANCIAL SERVICES -- 8.4%
  Deluxe ..............................................   54,508      2,266,443
  Equifax .............................................   40,046        967,111
  Fannie Mae ..........................................   21,295      1,692,952
  Freddie Mac .........................................   14,272        933,389
  Household International .............................   34,675      2,009,069
  Moody's .............................................    1,983         79,042
                                                                    -----------
                                                                      7,948,006
                                                                    -----------
FOOD & BEVERAGES -- 1.1%
  Sara Lee ............................................   48,251      1,072,620
                                                                    -----------
HOME PRODUCTS -- 1.8%
  Avon Products .......................................   13,832        643,188
  Procter & Gamble ....................................   10,828        856,820
  Tupperware ..........................................   12,235        235,524
                                                                    -----------
                                                                      1,735,532
                                                                    -----------
HOUSEHOLD FURNITURE & FIXTURES -- 0.3%
  Masco ...............................................   11,152        273,224
                                                                    -----------
INFORMATION SERVICES -- 1.8%
  Automatic Data Processing ...........................   29,411      1,732,308
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
                                                            DECEMBER 31, 2001
--------------------------------------------------------------------------------
COMMON STOCK - continued

                                                             Shares     Value
                                                             ------  -----------
INSURANCE -- 5.0%
  Loew's ...............................................     15,533  $   860,218
  Metlife ..............................................     68,272    2,162,857
  MGIC Investment ......................................     28,037    1,730,444
                                                                     -----------
                                                                       4,753,519
                                                                     -----------
MEDIA -- 1.6%
  AOL Time Warner* ......................................    11,619      372,970
  Walt Disney ...........................................    55,351    1,146,873
                                                                     -----------
                                                                       1,519,843
                                                                     -----------
MEDICAL PRODUCTS & SERVICES -- 2.0%
  Johnson & Johnson .....................................     9,484      560,504
  IMS Health ............................................    70,728    1,379,903
                                                                     -----------
                                                                       1,940,407
                                                                     -----------
NATURAL GAS -- 3.8%
  Dynegy, Cl A ..........................................    41,828    1,066,614
  EL Paso ...............................................    22,510    1,004,171
  Williams ..............................................    58,550    1,494,196
                                                                     -----------
                                                                       3,564,981
                                                                     -----------
PETROLEUM REFINING -- 0.2%
  Phillips Petroleum ....................................     3,466      208,861
                                                                     -----------
PHARMACEUTICALS-- 14.5%
  Bristol-Myers Squibb ..................................    52,600    2,682,600
  Merck .................................................    51,005    2,999,094
  Pfizer ................................................    99,260    3,955,511
  Pharmacia .............................................    51,040    2,176,856
  Schering-Plough .......................................    53,971    1,932,702
                                                                     -----------
                                                                      13,746,763
                                                                     -----------
PUBLISHING -- 0.2%
  McGraw-Hill ...........................................     3,708      226,114
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
                                                            DECEMBER 31, 2001
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                         Shares       Value
                                                         ------    -----------
RETAIL -- 4.3%
  Dollar General ...................................     93,341    $ 1,390,781
  Kroger* ..........................................     26,827        559,879
  Walgreen .........................................     63,052      2,122,330
                                                                   -----------
                                                                     4,072,990
                                                                   -----------
SEMICONDUCTORS -- 3.5%
  Intel ............................................     105,296     3,311,559
                                                                   -----------
TELEPHONES & TELECOMMUNICATIONS -- 9.5%
  AT&T .............................................      67,381     1,222,291
  AT&T Wireless Services* ..........................      54,024       776,325
  BellSouth ........................................      61,470     2,345,080
  Lucent Technologies ..............................      45,773       287,912
  Motorola .........................................      91,285     1,371,101
  Nortel Networks ..................................     143,947     1,079,602
  SBC Communications ...............................      40,156     1,572,911
  WorldCom-WorldCom Group* .........................      28,453       400,618
                                                                   -----------
                                                                     9,055,840
                                                                   -----------
TOBACCO -- 2.8%
  Philip Morris ....................................      37,387     1,714,194
  UST ..............................................      28,336       991,760
                                                                   -----------
                                                                     2,705,954
                                                                   -----------
  TOTAL COMMON STOCK
    (Cost $91,686,906) .............................                93,232,169
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           ENHANCED EQUITY FUND
                                                           DECEMBER 31, 2001
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 9.4%

                                                       Face
                                                      Amount           Value
                                                     ---------       ---------
U.S. TREASURY BILL+ (A)
  2.162%, 04/11/02 (Cost $362,830)................ $   365,000      $  363,314
                                                                    ----------

SHORT-TERM INVESTMENT -- 1.4%

REPURCHASE AGREEMENT -- 1.4%
  JP Morgan Chase 1.770%, dated 12/31/01,
    matures 01/02/02, repurchase price
    $1,342,739 (collateralized by U.S.
    Government Agency Instruments: total
    market value $1,372,906)
    (Cost $1,342,608)(B)..........................   1,342,608       1,342,608
                                                                   -----------
  TOTAL INVESTMENTS -- 99.9%
    (Cost $93,392,344)(C).........................                   94,938,091
                                                                   ------------
  OTHER ASSETS AND LIABILITIES, NET -- 0.1%.......                       92,507
                                                                   ------------
  NET ASSETS CONSIST OF:
    Paid in Capital...............................                  109,140,108
    Undistributed Net Investment Income...........                        2,712
    Income........................................
    Accumulated Net Realized Loss.................                  (15,753,586)
    Net Unrealized Appreciation on
    Investment Transactions and Future Contracts..                    1,641,364
                                                                   ------------
    TOTAL NET ASSETS -- 100.0%....................                 $ 95,030,598
                                                                   ============
    Institutional Class Shares:
      (Authorized 100 million shares--
       $0.0.1 per value)..........................                    9,203,776
                                                                   ------------
    Net Asset Value, Offering and redemption
     Price Per Share..............................                       $10.33
                                                                   ============

  * Non-Income Producing Security
  + Security has been pledged as collateral for open future contracts.
 Cl Class
(A) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) The cost for federal income tax purposes was $96,293,623. At December 31, 2001 net unrealized depreciation for all securities based on tax cost was $1,355,532. This consisted of aggregate gross unrealized appreciation for all securities of $4,854,138 and aggregate gross unrealized depreciation for all securities of $6,209,670.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      DECEMBER 31, 2001
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.2%

                                                      Face
                                                     Amount          Value
                                                   ----------      ----------
FEDERAL HOME LOAN BANK -- 18.6%
  Federal Home Loan Bank
    4.125%, 08/15/03 ...........................   $  500,000      $  508,750
  Federal Home Loan Bank
    3.375%, 11/15/04 ...........................      350,000         344,871
                                                                   ----------
                                                                      853,621
                                                                   ----------
OTHER GOVERNMENT AGENCY OBLIGATIONS -- 6.6%
  Tenn Valley Authority
    4.750%, 07/15/04 ...........................   $  300,000         306,000
                                                                   ----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $1,170,736) ..........................                    1,159,621
                                                                   ----------
U.S. TREASURY OBLIGATIONS -- 70.7%

U.S. TREASURY BILLS (A) -- 27.5%
     2.013%, 04/11/02 ..........................        25,000         24,884
     1.882%, 02/07/02 ..........................     1,240,000      1,237,966
                                                                   ----------
                                                                    1,262,850
                                                                   ----------
U.S. TREASURY BONDS -- 20.0%
     11.875%, 11/15/03 .........................       600,000        696,372
     10.750%, 05/15/03 .........................       200,000        222,170
                                                                   ----------
                                                                      918,542
                                                                   ----------
U.S. TREASURY NOTES -- 23.2%
     7.250%, 08/15/04 ..........................        300,000       327,598
     6.000%, 08/15/04 ..........................        400,000       424,560
     5.875%, 11/15/04 ..........................        200,000       211,764
     4.250%, 11/15/03 ..........................        100,000       102,383
                                                                   ----------
                                                                    1,066,305
                                                                   ----------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $3,259,737) ..........................                    3,247,697
                                                                   ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ANALYTIC FUNDS
                                                     SHORT-TERM GOVERNMENT FUND
                                                     DECEMBER 31, 2001
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 5.8%

                                                       Face
                                                      Amount          Value
                                                    -----------     ----------
REPURCHASE AGREEMENT -- 5.8%
  Morgan Treasury 1.500%,
    dated 12/31/01, matures 01/02/02,
    repurchase price $267,555
    (collateralized by a U.S. Treasury Bill:
    total market value $275,990)
    (Cost $267,533) (B)......................       $   267,533     $  267,533
                                                                    ----------
  TOTAL INVESTMENTS -- 101.7%
    (Cost $4,698,006) (C)                                            4,674,851
                                                                    ----------
WRITTEN INDEX OPTIONS -- (0.2%)

                                                      Contracts
                                                      ---------
  Amex Airline Index January 2002, 70 Puts..........     (18)             (900)
  Amex Computer Tech January 2002, 720 Puts.........      (2)           (2,200)
  Amex Natural Gas January 2002, 170 Puts...........     (11)           (2,035)
  Gsti Composite January 2002, 180 Puts.............     (10)           (1,550)
  Hong Kong Floater Index January 2002, 200 Puts....     (11)             (275)
  Nasdaq 100 Index January 2002, 1350 Puts..........      (1)             (760)
  S&P 100 Index January 2002, 565 Puts..............      (3)           (1,530)
                                                                    ----------
  TOTAL WRITTEN INDEX OPTIONS
    (Premiums received ($8,921).....................                    (9,250)
                                                                    ----------
  OTHER ASSETS AND LIABILITIES, NET -- (1.5%).......                   (70,513)
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ANALYTIC FUNDS
                                                     SHORT-TERM GOVERNMENT FUND
                                                     DECEMBER 31, 2001
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
                                                                       Value
                                                                    ----------
  Paid in Capital.............................................      $5,453,840
  Distributions in Excess of Net Investment Income............         (72,340)
  Accumulated Net Realized Loss...............................        (786,193)
  Net Unrealized Depreciation on Investment Transactions,
    Option and Future Contracts...............................            (219)
                                                                    ----------
  TOTAL NET ASSETS -- 100.0%..................................      $4,595,088
                                                                    ==========
  Institutional Class Shares:
  Shares Issued and Outstanding
    (Authorized 100 million shares -- $0.001 par value).......         462,883
                                                                    ----------
  Net Asset Value, Offering and Redemption
    Price Per Share...........................................           $9.93
                                                                    ==========

 (A) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
 (B) Tri-Party Repurchase Agreement
 (C) The cost for federal income tax purposes was $4,698,975. At December 31, 2001, net unrealized depreciation for all securities based on tax cost was $24,124. This consisted of aggregate gross unrealized appreciation of all securities of $5,314 and aggregate gross unrealized depreciation for all securities of $29,438.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    ANALYTIC FUNDS
                                                             INTERNATIONAL FUND
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK - 95.2%


                                                           Shares       Value
                                                          --------   ----------
AUSTRALIA -- 3.7%
  Leighton Holdings....................................     9,707    $   51,429
  Macquarie Infrastructure Group.......................    34,800        62,349
  Rio Tinto............................................     3,000        57,137
                                                                     ----------
                                                                        170,915
                                                                     ----------
AUSTRIA -- 1.1%
  Erste Bank Der Oesterreichischen Sparkassen..........       934        49,649
                                                                     ----------
BELGIUM -- 1.7%
  Dexia................................................     4,029        57,937
  Groupe Bruxelles Lambert.............................       361        18,981
                                                                     ----------
                                                                         76,918
                                                                     ----------
DENMARK -- 1.4%
  H Lundbeck A/S.......................................     1,000        25,747
  Novo-Nordisk A/S, Cl B...............................       927        37,911
                                                                     ----------
                                                                         63,658
                                                                     ----------
FINLAND -- 1.3%
  Fortum OYJ...........................................     1,812         7,664
  Nokia OYJ............................................     2,065        53,248
                                                                     ----------
                                                                         60,912
                                                                     ----------
FRANCE -- 8.1%
  Alstom...............................................     2,999        33,352
  AXA..................................................     3,191        66,684
  Cie Generale D'Optique Essilor International.........       786        23,760
  Peugeot..............................................     1,252        53,231
  Suez.................................................     2,474        74,897
  TotalFinaElf.........................................       289        41,275
  Union Du Credit-Bail Immobilier......................       937        47,597
  Vivendi Universal....................................       600        32,856
                                                                     ----------
                                                                        373,652
                                                                     ----------
GERMANY -- 7.0%
  BASF.................................................     1,251        46,616
  Bayer................................................       991        31,501
  Beiersdorf...........................................       399        44,906
  E.ON.................................................     1,394        72,487

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - continued


                                                      Shares           Value
                                                    ----------      ----------
GERMANY -- continued
  Fresenius Medical Care............................   1,177        $   52,400
  SAP...............................................     361            47,318
  Siemens...........................................     400            26,659
                                                                    ----------
                                                                       321,887
                                                                    ----------
HONG KONG -- 2.0%
  China Unicom*.....................................  25,000            27,572
  CLP Holdings......................................   6,000            22,891
  Sun Hung Kai Properties...........................   5,000            40,395
                                                                    ----------
                                                                        90,858
                                                                    ----------
ITALY -- 3.3%
  ENI-Ente Nazionale Idrocarburi*...................   1,511            18,943
  Fiat..............................................   3,076            49,308
  Pirelli*..........................................   8,718            15,269
  Telecom Italia SPA-RNC*...........................  10,131            54,124
  Telecom Italia SPA*...............................   1,715            14,660
                                                                    ----------
                                                                       152,304
                                                                    ----------
JAPAN -- 19.4%
  Aioi Insurance....................................  23,000            37,731
  Central Japan Railway.............................       8            51,763
  Chubu Electric Power..............................   2,900            52,220
  Daiwa Securities Group............................   6,000            31,543
  Fuji Photo Film...................................   1,000            35,709
  Heiwa.............................................   2,700            39,142
  Hitachi...........................................   6,000            43,949
  Japan Telecom.....................................       8            23,989
  Kyushu Matsushita Electric........................   3,000            19,731
  Matsushita Electric Industrial....................   6,000            77,049
  Mitsubishi........................................   7,000            45,452
  Mitsubishi Heavy Industries.......................   2,000             5,341
  Mitsui & Co.......................................   3,000            14,856
  Mitsui Sumitomo Insurance.........................   9,000            42,233
  Mizuho Holdings...................................      16            32,596
  Nippon Telegraph & Telephone......................      12            39,097
  Nissan Fire & Marine Insurance....................  19,000            40,592
  NTT Docomo........................................       4            47,001
  Tohoku Electric Power.............................   4,500            61,735

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - continued


                                                        Shares          Value
                                                      ----------     ----------
JAPAN -- continued
  Tokio Marine & Fire Insurance.......................    7,000      $   51,167
  Tokyo Electric Power................................      100           2,129
  Toppan Printing.....................................    1,000           9,225
  Toyota Motor........................................    3,500          88,662
                                                                     ----------
                                                                        892,912
                                                                     ----------
NETHERLANDS -- 4.7%
  DSM.................................................    1,639          59,849
  Ing Groep...........................................    1,405          35,829
  Koninklijke Ahold...................................      333           9,690
  Koninklijke Philips Electronics.....................    1,923          57,155
  Royal Dutch Petroleum...............................      581          28,481
  Royal KPN*..........................................       27             139
  Wolters Kluwer......................................      952          21,700
                                                                     ----------
                                                                        212,843
                                                                     ----------
NORWAY -- 1.4%
  Norsk Hydro ASA.....................................    1,549          64,935
                                                                     ----------
PORTUGAL -- 0.7%
  Portugal Telecom SGPS*..............................    4,225          32,917
                                                                     ----------
SINGAPORE -- 1.1%
  Singapore Technologies Engineering..................   35,228          44,834
  Singapore Telecommunications........................    7,035           6,705
                                                                     ----------
                                                                         51,539
                                                                     ----------
SPAIN -- 2.2%
  Banco Popular Espanol...............................      500          16,419
  Banco Santander Central Hispano ADR.................    1,948          16,168
  Repsol YPF..........................................      748          10,909
  Zardoya-Otis........................................    6,179          57,329
                                                                     ----------
                                                                        100,825
                                                                     ----------
SWEDEN -- 1.1%
  AssiDoman...........................................    1,389          34,825
  Swedish Match.......................................    2,736          14,476
                                                                     ----------
                                                                         49,301
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - continued

                                                     Shares          Value
                                                   ----------     ----------
SWITZERLAND -- 8.2%
  Clariant......................................     1,000        $   18,822
  Compagnie Financiere Richemont................     2,781            51,674
  Nestle........................................       560           119,400
  Novartis......................................     3,760           135,879
  Swiss Reinsurance.............................       518            52,103
                                                                  ----------
                                                                     377,878
                                                                  ----------
UNITED KINGDOM -- 26.8%
  Abbey National................................     2,471            35,244
  AstraZeneca...................................     1,855            83,639
  BAE Systems CALS*.............................        12                18
  Barclays......................................     1,574            52,116
  Boots.........................................     3,164            26,916
  BP............................................    23,385           181,744
  British American Tobacco......................     5,837            49,484
  BT Group......................................    17,532            64,556
  CGNU..........................................     2,000            24,596
  Enterprise Oil................................     5,525            37,471
  GlaxoSmithKline...............................     5,635           141,306
  Hammerson.....................................     4,000            25,819
  HBOS..........................................     1,664            19,277
  Hilton Group..................................     8,091            24,847
  HSBC Holdings.................................     2,698            31,649
  Imperial Tobacco Group........................     1,000            13,186
  Land Securities...............................     4,170            47,551
  Morrison WM. Supermarkets.....................     6,915            20,304
  Reckitt Benckiser.............................     1,000            14,554
  Rentokil Initial..............................    12,497            50,199
  Rolls-Royce...................................    18,828            45,625
  Royal & Sun Alliance Insurance Group..........     8,296            47,662
  Royal Bank of Scotland Group..................     3,623            88,163
  Shell Transport & Trading.....................     2,275            15,628
  Smiths Group..................................       480             4,729
  Vodafone Group................................    33,154            86,732
                                                                  ----------
                                                                   1,233,015
                                                                  ----------
  TOTAL FOREIGN COMMON STOCK
    (Cost $4,523,877)...........................                   4,376,918
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK-- 0.2%

                                                       Shares/Face
                                                          Amount              Value
                                                       ------------       ------------
   AUSTRALIA -- 0.2%
      News Corp......................................     1,126           $      7,522
                                                                          ------------

   GERMANY -- 0.0%
      RWE............................................        85                  2,422
                                                                          ------------
   TOTAL FOREIGN PREFERRED STOCK
      (Cost $9,769)..................................                            9,944
                                                                          ------------

U.S. TREASURY OBLIGATION -- 4.7%

U.S. TREASURY BILL (A) -- 4.7%
    2.120%, 04/11/02 (Cost $213,748).................   215,000                214,007
                                                                          ------------
    TOTAL INVESTMENTS -- 100.1%
      (Cost $4,747,394) (B)..........................                        4,600,869
                                                                          ------------
    OTHER ASSETS AND LIABILITIES, NET -- (0.1%)......                           (2,309)
                                                                          ------------

 NET ASSETS CONSIST OF:

    Paid in Capital..................................                        6,799,950
    Undistributed Net Investment Income..............                              621
    Accumulated Net Realized Loss....................                       (2,031,045)
    Net Unrealized Depreciation on Investment
    Transactions, Foreign Currency Transactions and
      Future Contracts...............................                         (170,966)
                                                                          ------------
    TOTAL NET ASSETS -- 100.0%.......................                     $  4,598,560
                                                                          ============
    Institutional Class Shares:
    Shares Issued and Outstanding
      (Authorized 100 million shares -- $0.001 par
      value).........................................                          618,126
                                                                          ------------

      Net Asset Value, Offering and Redemption Price
      Per Share......................................                            $7.44
                                                                          ============

        * Non-Income Producing Security
      ADR American Depositary Receipt
     CALS Capital Amortizing Loan Stock
      RNC Risparmio Non-Convertible
       Cl Class
      (A) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
      (B) The cost for federal income tax purposes was $4,749,195. At December 31, 2001, net unrealized depreciation for all securities based on tax cost was $148,326. This consisted of aggregate gross unrealized appreciation for all securities of $158,159 and aggregate gross unrealized depreciation for all securities of $306,485.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           INTERNATIONAL FUND
                                                           DECEMBER 31, 2001
--------------------------------------------------------------------------------
At December 31, 2001, sector diversification of the Fund was as follows:

                                                        % of
Sector Diversification (Unaudited)                   Net Assets         Value
----------------------------------                   ----------      ----------

Foreign Common Stock
Medical Products.................................      10.9%         $  500,642
Telecommunications...............................       9.8             450,742
Banking..........................................       9.4             430,761
Insurance........................................       8.7             398,597
Oil and Gas......................................       7.4             342,115
Electric Utilities...............................       7.2             332,297
Food and Beverages...............................       6.6             301,437
Automotive.......................................       4.5             206,470
Media............................................       3.8             176,539
Real Estate......................................       3.5             161,362
Chemicals........................................       3.4             156,788
Consumer Products................................       2.9             133,427
Commercial Services..............................       2.4             110,525
Manufacturing....................................       2.2             101,664
Engineering & Construction.......................       2.1              96,263
Machinery........................................       2.0              90,681
Retail...........................................       1.7              78,590
Financial Services...............................       1.4              62,347
Metals and Mining................................       1.3              57,137
Transportation...................................       1.1              51,763
Software.........................................       1.0              47,318
Aerospace/Defense................................       1.0              45,625
Entertainment....................................       0.5              24,847
Holding Companies................................       0.4              18,981
                                                     ------          ----------
Total Foreign Common Stock.......................      95.2           4,376,918
Foreign Preferred Stock..........................       0.2               9,944
U.S. Treasury Obligation.........................       4.7             214,007
                                                     ------          ----------
Total Investments................................     100.1           4,600,869
Other Assets and Liabilities, Net................     (0.01)             (2,309)
                                                     ------          ----------
Total Net Assets                                      100.0%         $4,598,560
                                                     ======          ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                  Defensive           Enhanced
                                                 Equity Fund         Equity Fund
                                                 -----------         -----------
Investment Income
Dividends.................................       $   660,810         $ 1,617,606
Interest..................................            79,696              90,196
Less: Foreign Taxes Withheld..............              (584)                 --
                                                 -----------         -----------
     Total Investment Income..............           739,922           1,707,802
                                                 -----------         -----------
Expenses
Investment Advisory Fees -- Note B........           260,922             630,394
Administrative Fees -- Note C.............           102,277             144,196
Custodian Fees............................            27,948              20,016
Transfer Agent Fees.......................            57,733              58,792
Audit Fees................................             9,498              13,775
Directors' Fees -- Note E.................             3,701               8,620
Shareholder Servicing Fees -- Note F......            15,500             151,225
Legal Fees................................             3,650              27,800
Printing Fees.............................            11,913              54,704
Registration and Filing Fees..............                --              21,207
Other Expenses............................             5,545               8,397
                                                 -----------         -----------
     Total Expenses.......................           498,687           1,139,126
                                                 -----------         -----------
Less:
Waiver of Investment Advisory Fees........           (68,167)            (98,847)
Reimbursement of Other Expenses
     by Investment Advisor................                --                  --
                                                 -----------         -----------
     Net Expenses.........................           430,520           1,040,279
                                                 -----------         -----------
Net Investment Income.....................           309,402             667,523
                                                 -----------         -----------
Net Realized Gain (Loss) on:
     Investments..........................        (3,028,018)         (8,228,286)
     Written Options......................         2,289,030                  --
     Foreign Currency Transactions........                --                  --
     Futures..............................          (366,728)         (1,232,426)
                                                 -----------         -----------
     Total Net Realized Gain (Loss).......        (1,105,716)         (9,460,712)
                                                 -----------         -----------
Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments..........................          (384,062)          1,244,104
     Written Options......................           (20,946)                 --
     Foreign Currency Transactions........                --                  --
     Futures..............................           107,250             107,993
                                                 -----------         -----------
     Net Change in Unrealized Appreciation
     (Depreciation).......................          (297,758)          1,352,097
                                                 -----------         -----------
     Net Realized and Unrealized Loss.....        (1,403,474)         (8,108,615)
                                                 -----------         -----------
Increase (Decrease) in Net Assets Resulting
     from Operations......................       $(1,094,072)        $(7,441,092)
                                                 ===========         ===========

The accompanying notes are an integral part of the financial statements.

                                                              ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------

     Short-Term
   Government Fund            International Fund
   ---------------            ------------------

      $      398                  $    98,117
         229,861                       31,615
              --                       (9,492)
      ----------                  -----------
         230,259                      120,240
      ----------                  -----------
          11,902                       56,301
          62,614                       65,033
           6,245                       28,343
          16,959                        9,265
          13,502                       20,265
           3,000                        3,500
             700                       13,392
           6,400                        8,639
           8,143                        7,136
           7,273                       20,133
              --                        4,507
      ----------                  -----------
         136,738                      236,514
      ----------                  -----------

         (11,902)                     (56,301)

        (101,032)                    (107,023)
      ----------                  -----------
          23,804                       73,190
      ----------                  -----------
         206,455                       47,050
      ----------                  -----------

          58,033                   (1,889,984)
          11,880                           --
              --                      (12,391)
          (9,491)                     (29,397)
      ----------                  -----------
          60,422                   (1,931,772)
      ----------                  -----------


          (9,051)                     363,075
            (329)                          --
              --                          (97)
          (1,943)                       6,764
      ----------                  -----------

         (11,323)                     369,742
      ----------                  -----------
          49,099                   (1,562,030)
      ----------                  -----------

      $  255,554                  $(1,514,980)
      ==========                  ===========

UAM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      Defensive Equity Fund
                                                  -----------------------------
                                                     Year             Year
                                                     Ended            Ended
                                                  December 31,     December 31,
                                                      2001            2000
                                                  ------------     ------------
Increase (Decrease) in Net Assets Operations:
   Net Investment Income.......................   $    309,402     $    297,274
   Net Realized Gain (Loss)....................     (1,105,716)       2,072,243
   Net Change in Unrealized Appreciation
     (Depreciation)............................       (297,758)      (6,518,086)
                                                  ------------     ------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations.................     (1,094,072)      (4,148,569)
                                                  ------------     ------------
Distributions:
   Net Investment Income.......................       (298,690)        (341,144)
   Net Realized Gain...........................       (190,808)        (823,943)
   In Excess of Net Realized Gain..............             --           (1,272)
   From Capital................................             --             (786)
                                                  ------------     ------------
   Total Distributions.........................       (489,498)      (1,167,145)
                                                  ------------     ------------
Capital Share Transactions:
   Issued......................................      4,037,081       12,213,384
   In Lieu of Cash Distributions...............        470,660        1,110,475
   Redeemed....................................    (10,362,089)     (30,606,005)
                                                  ------------     ------------
   Net Increase (Decrease) from Capital Share
     Transactions..............................     (5,854,348)     (17,282,146)
                                                  ------------     ------------
   Total Increase (Decrease) in Net Assets.....     (7,437,918)     (22,597,860)
                                                  ------------     ------------
Net Assets:
   Beginning of Period.........................     48,243,890       70,841,750
                                                  ------------     ------------
   End of Period (a)...........................   $ 40,805,972     $ 48,243,890
                                                  ============     ============

Shares Issued and Redeemed:
   Issued......................................        378,544        1,074,432
   In Lieu of Cash Distributions...............         45,918          102,344
   Redeemed....................................       (988,017)      (2,704,171)
                                                  ------------     ------------
   Net Increase (Decrease) from Shares Issued
     and Redeemed..............................       (563,555)      (1,527,395)
                                                  ============     ============

(a) Including undistributed (distributions in excess of) net investment income of $10,445, $0, $2,712, $0, $(72,340), $(232), $621, and $(7,613),
    respectively for the Defensive Equity, Enhanced Equity, Short-Term Government and International Funds.

The accompanying notes are an integral part of the financial statements.


                                                                                  ANALYTIC FUNDS
---------------------------------------------------------------------------------------------------------
                                              Short-Term
      Enhanced Equity Fund                 Government Fund                   International Fund
   ----------------------------      ----------------------------      --------------------------------
      Year           Year                 Year           Year                 Year             Year
      Ended          Ended                Ended          Ended               Ended            Ended
   December 31,   December 31,        December 31,  December 31,          December 31,    December 31,
      2001           2000                  2001           2000                2001             2000
  -------------  --------------      -----------    ------------        ------------      -------------
   $    667,523  $      757,122      $   206,455    $    221,395        $     47,050      $      75,204
     (9,460,712)     (5,303,551)          60,422         (15,433)         (1,931,772)           (88,799)

      1,352,097      (8,580,864)         (11,323)         65,222             369,742           (692,388)
  -------------  --------------      -----------    ------------        ------------      -------------

     (7,441,092)    (13,127,293)         255,554         271,184          (1,514,980)          (705,983)
  -------------  --------------     ------------    ------------        ------------      -------------

       (664,811)       (757,122)        (263,595)       (220,996)            (31,174)           (69,685)
             --        (181,360)              --              --                  --            (31,199)
             --              --               --              --                  --            (30,180)
             --         (19,486)              --              --                  --                 --
  -------------  --------------     ------------   -------------        ------------      -------------
       (664,811)       (957,968)        (263,595)       (220,996)            (31,174)          (131,064)
  -------------  --------------      -----------    ------------        ------------      -------------

     27,161,498      75,172,438        4,947,981       1,157,388           7,092,602          8,376,151
        650,960         945,793          266,034         219,011              31,123            131,064
    (43,220,775)    (88,673,207)      (4,256,776)     (1,510,017)         (7,710,358)        (2,596,982)
  -------------  --------------     ------------   -------------        ------------      -------------
    (15,408,317)    (12,554,976)         957,239        (133,618)           (586,633)         5,910,233
  -------------  --------------     ------------   -------------        ------------      -------------
    (23,514,220)    (26,640,237)         949,198         (83,430)         (2,132,787)         5,073,186
  -------------  --------------     ------------   -------------        ------------      -------------
    118,544,818     145,185,055        3,645,890       3,729,320           6,731,347          1,658,161
  -------------  --------------     ------------   -------------        ------------      -------------
  $  95,030,598  $  118,544,818     $  4,595,088   $   3,645,890        $  4,598,560      $   6,731,347
  =============  ==============     ============   =============        ============      =============
      2,555,282       6,343,927          495,745         117,753             878,480            775,727
         64,899          78,032           26,731          22,286               4,304             13,336
     (4,106,716)     (7,525,985)        (427,047)       (153,643)           (953,092)          (247,991)
  -------------  --------------     ------------   -------------        ------------      -------------
     (1,486,535)     (1,104,026)          95,429         (13,604)            (70,308)           541,072
  =============  ==============     ============   =============        ============      =============

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               Selected Per Share Data & Ratios
                                                                 For a Share Outstanding Throughout Each Period

                                                                            Years Ended December 31,
                                                               -----------------------------------------------
                                                                2001      2000       1999      1998      1997
                                                               ------    ------     ------    ------    ------
   Net Asset Value,
   Beginning of Period....................................      $10.80   $11.82     $11.77    $12.41    $13.71
                                                                ------   ------     ------    ------    ------
   Income from Investment Operations
     Net Investment Income................................        0.08     0.06       0.10      0.05      0.12
     Net Realized and
       Unrealized Gain (Loss).............................       (0.30)   (0.82)      2.33      3.05      2.49
                                                                ------   ------     ------    ------    ------
     Total from Investment Operations.....................       (0.22)   (0.76)      2.43      3.10      2.61
                                                                ------   ------     ------    ------    ------
   Distributions:
     Net Investment Income................................       (0.07)   (0.07)     (0.08)    (0.05)    (0.12)
     Net Realized Gain....................................       (0.05)   (0.19)     (2.13)    (3.69)    (3.79)
     In Excess of Realized Gain...........................          --       --      (0.17)       --        --
                                                                ------   ------     ------    ------    ------
     Total Distributions..................................       (0.12)   (0.26)     (2.38)    (3.74)    (3.91)
                                                                ------   ------     ------    ------    ------
   Net Asset Value, End of Period.........................      $10.46   $10.80     $11.82    $11.77    $12.41
                                                                ======   ======     ======    ======    ======
   Total Return+..........................................       (1.98)%  (6.46)%    21.35%    28.89%    19.11%
                                                                ======   ======     ======    ======    ======
   Ratios and Supplemental Data
   Net Assets, End of Period
     (Thousands)..........................................     $40,806  $48,244    $70,842   $56,021   $46,286
   Ratio of Expenses to Average
     Net Assets...........................................        0.99%    0.99%      1.04%     1.38%     1.30%
   Ratio of Net Investment Income
     to Average Net Assets................................        0.71%    0.51%      0.74%     0.40%     0.75%
   Portfolio Turnover Rate................................         216%     264%       360%      299%       75%

The information set forth in this table for the periods prior to August 31, 1998 is the financial data of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. Analytic Defensive Equity Fund acquired the assets and assumed the liabilities of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. on August 31, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.95328 used on the date of reorganization.

+ Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        Selected Per Share Data & Ratios
                                                          For a Share Outstanding Throughout Each Period

                                                                    Years End December 31,
                                                         -----------------------------------------------
                                                          2001      2000      1999       1998      1997
                                                         ------    ------    ------     ------    ------
Net Asset Value, Beginning of Period................    $11.09    $12.31    $10.90     $ 8.43    $ 7.43
                                                        ------    ------    ------     ------    ------
Income from Investment
Operations Net Investment Income....................      0.07      0.06      0.10       0.06      0.09
     Net Realized and
       Unrealized Gain (Loss).......................     (0.76)    (1.20)     2.06       3.07      2.12
                                                        ------    ------    ------     ------    ------
     Total from Investment Operations...............     (0.69)    (1.14)     2.16       3.13      2.21
                                                        ------    ------    ------     ------    ------
Distributions:
     Net Investment Income..........................     (0.07)    (0.06)    (0.10)     (0.07)    (0.10)
     Net Realized Gain..............................        --     (0.02)    (0.61)     (0.59)    (1.10)
     In Excess of Net Realized Gain.................        --        --     (0.04)        --     (0.01)
                                                        ------    ------    ------     ------    ------
     Total Distributions............................     (0.07)    (0.08)    (0.75)     (0.66)    (1.21)
                                                        ------    ------    ------     ------    ------
Net Asset Value, End of Period......................    $10.33    $11.09    $12.31     $10.90    $ 8.43
                                                        ======    ======    ======     ======    ======
Total Return........................................     (6.22)%+  (9.33)%   20.06%+    37.82%+   29.86%+
                                                        ======    ======    ======     ======    ======
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands)....................................   $95,031  $118,545  $145,185    $33,889    $7,331
Ratio of Expenses to Average
     Net Assets.....................................      0.99%     0.97%     0.99%      1.26%     1.00%
Ratio of Net Investment Income
     to Average Net Assets..........................      0.64%     0.53%     1.08%      0.78%     1.17%
Portfolio Turnover Rate.............................       229%      270%      261%       297%      189%


The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Enhanced Equity Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Enhanced Equity Fund acquired the assets and assumed the liabilities of the Enhanced Equity Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.61425 used on the date of reorganization.

+ Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                    Selected Per Share Data & Ratios
                                                      For a Share Outstanding Throughout Each Period

                                                                Years End December 31,
                                                     ------------------------------------------------
                                                      2001      2000       1999      1998       1997
                                                     -----     ------     ------    ------     ------
Net Asset Value, Beginning of Period.............   $ 9.92    $ 9.79     $10.10    $ 9.97     $ 9.99
                                                    ------    ------     ------    ------     ------
Income from Investment Operations
     Net Investment Income.......................     0.67      0.59       0.56      0.56       0.56
     Net Realized and
       Unrealized Gain (Loss)....................     0.01      0.13      (0.31)     0.14      (0.02)
                                                    ------    ------     ------    ------     ------
     Total from Investment Operations............     0.68      0.72       0.25      0.70       0.54
                                                    ------    ------     ------    ------     ------
Distributions:
     Net Investment Income.......................    (0.67)    (0.59)     (0.56)    (0.57)     (0.56)
                                                    ------    ------     ------    ------     ------
     Total Distributions.........................    (0.67)    (0.59)     (0.56)    (0.57)     (0.56)
                                                    ------    ------     ------    ------     ------
Net Asset Value, End of Period...................   $ 9.93    $ 9.92     $ 9.79   $ 10.10     $ 9.97
                                                    ======    ======     ======   =======     ======
Total Return+....................................     7.02%     7.60%      2.54%     7.10%      5.54%
                                                    ======    ======     ======   =======     ======
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands).................................   $4,595    $3,646     $3,729    $5,259     $2,978

Ratio of Expenses to Average
     Net Assets..................................     0.60%     0.60%      0.69%     0.84%      0.60%

Ratio of Net Investment Income
     to Average Net Assets.......................     5.20%     6.02%      5.68%     5.43%      5.57%
Portfolio Turnover Rate..........................      167%       34%        62%       25%        34%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Short-Term Government Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Short-Term Government Fund acquired the assets and assumed the liabilities of the Short-Term Government Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.0162 used on the date of reorganization

 +Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
++The amount shown for the year ended December 31, 2001 for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period because of the sales and repurchases of Portfolio Shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                   Selected Per Share Data & Ratios
                                                                     For a Share Outstanding Throughout Each Period

                                                         Year Ended         Year Ended        September 30, 1999***
                                                         December 31,       December 31,         to December 31,
                                                            2001                2000                  1999
                                                         ------------       ------------      --------------------
Net Asset Value, Beginning of Period...................    $ 9.78              $11.25               $10.00
                                                           ------              ------               ------
Income from Investment Operations
   Net Investment Income...............................      0.03                0.11                 0.01
   Net Realized and
     Unrealized Gain (Loss)............................     (2.32)              (1.40)                1.25
                                                           ------              ------               ------
   Total from Investment
   Operations..........................................     (2.29)              (1.29)                1.26
                                                           ------              ------               ------
Distributions:
   Net Investment Income...............................     (0.05)              (0.10)                  --
   Net Realized Gain...................................        --               (0.04)               (0.01)
   In Excess of Net Realized Gain......................        --               (0.04)                  --
                                                           ------              ------               ------
   Total Distributions.................................     (0.05)              (0.18)               (0.01)
                                                           ------              ------               ------
Net Asset Value, End of Period.........................    $ 7.44              $ 9.78               $11.25
                                                           ======              ======               ======
Total Return+..........................................    (23.41)%            (11.44)%              12.67%**
                                                           ======              ======               ======

Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands).........................................    $4,599              $6,731               $1,658
Ratio of Expenses to Average
   Net Assets..........................................      1.30%               1.30%                1.30%*
Ratio of Net Investment Income
   to Average Net Assets...............................      0.84%               1.11%                0.66%*
Portfolio Turnover Rate................................       176%                 38%                   5%

  * Annualized
 ** Not annualized
*** Commencement of operations.
  + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.Organization

     UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Short-Term Government Fund and Analytic International Fund (the "Funds") are funds of UAM Funds, Inc. II, which are diversified, open-end management investment companies. At December 31, 2001, the UAM Funds were comprised of 30 active portfolios. The information presented in the financial statements pertains only to the Funds. The Funds have distinct investment objectives and policies that are described in the prospectus.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available, are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------
     2. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The Analytic International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Analytic International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     3. Repurchase Agreements: The collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Analytic Investors, Inc. (the "Adviser") ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a fund may be delayed or limited.

     4. Foreign Currency Translation: The books and records of the Analytic International Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Analytic International Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Analytic International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     5. Distributions to Shareholders: Distributions from net investment income for the Defensive Equity and Enhanced Equity Funds are declared and paid quarterly, if available. Distributions from net investment income for the Short-Term Government Fund are declared daily and paid monthly. Distributions from net investment income for the International Fund are

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------
declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

     Permanent book and tax basis differences resulted in reclassifications as follows:

                            Undistributed         Undistributed
Analytic Funds              Net Income            Capital Gain
------------                -------------         -------------
Defense Equity Fund           $  (267)               $  267
International Fund             (7,642)                7,642

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     6. Federal Tax Information: The tax character of dividends and distributions paid during the years ended December 31, 2001 and December 31, 2000 were as follows:

                  Defensive             Enhanced              Short-Term          International
                 Equity Fund           Equity Fund         Government Fund             Fund
               2001        2000        2001     2000        2001      2000        2001       2000
             ---------  ----------  -------- ---------   --------- ---------    --------  ---------
Ordinary
   Income    $ 298,957  $  343,205  $664,811 $ 767,946   $ 263,595 $ 220,996    $ 31,174  $ 131,064
Long-Term
   Capital
   Gain        190,541     823,940        --   170,539          --        --          --         --
Return of
   Capital          --          --        --    19,483          --        --          --         --
             ---------  ----------  -------- ---------   --------- ---------    --------  ---------
     Total   $ 489,498  $1,167,145  $664,811 $ 957,968   $ 263,595 $ 220,996    $ 31,174  $ 131,064

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------

As of December 31, 2001, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows:

                             Defensive     Enhanced     Short-Term
                              Equity        Equity      Government    International
                               Fund          Fund         Fund             Fund
                              ------        ------       ------           ------
Undistributed
   ordinary income              $10,445       $2,712      $(72,340)          $621
Capital loss carryforwards           --   11,606,873       834,620      1,727,552
Post-October losses           1,265,057    1,149,817            --        305,979
Unrealized appreciation
   (depreciation)               427,124   (1,355,532)      (24,124)      (148,326)

     7. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets.

     8. Derivative Financial Instruments: Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with Foreign Securities. The Funds will only write covered call and put options on common stock or stock indices.

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------
     9. Forward Foreign Currency Exchange Contracts: The Analytic International Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Analytic International Fund as unrealized gain or loss. The Analytic International Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Analytic International Fund had no outstanding forward foreign currency exchange contracts at December 31, 2001.

     10. Written Option Accounting Principles: When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

      When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------
     The Funds trade written option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     11. Futures Contracts: Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     12. Implementation of New Accounting Standards: The Funds implemented the provisions of the AICPA Audit and Accounting Guide, "Audits of Investment Companies" (the "Guide"), as required on January 1, 2001.

Prior to January 1, 2001, the Short-Term Government Fund did not amortize premiums on fixed income securities. The cumulative effect of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in a $22,258 reduction in cost of securities and a corresponding $22,258 increase in net unrealized appreciation, based on securities held by the Fund on January 1, 2001. The effect of this change for the period ended December 31, 2001 was to decrease net investment income by $57,368. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

UAM FUNDS                                                       ANALYTIC FUNDS

--------------------------------------------------------------------------------
The effect of this change on the financial highlights for the Short-Term Government Fund, as presented on page 34, for the year ended December 31, 2001 was:



                      Impact of Adoption On
                      ---------------------        Ratio of Net Investment
                      Net        Realized and   Income to Average Net Assets
                   Investment      Unrealized   ----------------------------
                    Income       Gains(Losses)       Before          After
                   Per Share       Per Share        Adoption        Adoption

 Short-Term
  Government Fund      --               --           6.65%           5.20%


Per share ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect his change in presentation.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual
(US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity Funds; 0.30% of the average net assets of the Short-Term Government Fund; and 1.00% of the average net assets of the International Fund. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of UAM on September 26, 2000.

     The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Analytic Fund as follows: 0.99% of the Defensive Equity and the Enhanced Equity Funds; 0.60% of the Short-Term Government Fund and 1.30% of the International Fund. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Adviser.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), and affiliate of UAM, to assist in providing certain services to the UAM Funds.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

     Pursuant to the Agreement, the Funds paid UAMFSI 0.093% per annum of the average daily net assets of the Defensive Equity, the Enhanced Equity and the International Funds; and 0.073% per annum of the average daily net assets of the Short-Term Government Fund. Each fund also paid an annual base fee of $72,500 per fund and a fee based on the number of active shareholder accounts.

     For the three months ended March 31, 2001, UAM Fund Services, Inc. earned the following amounts from the Funds and paid the following to SEI, DST and UAMSSC for their services:

                                                Portion     Portion     Portion
                             Administration     Paid to     Paid to     Paid to
Analytic Funds                    Fees            SEI         DST       UAMSSC
---------------             ----------------   ---------   ---------   ---------
Defensive Equity .........      $31,519         $12,096     $6,436      $  900
Enhanced Equity ..........       47,493          17,283      8,190       4,808
Short-Term Government ....       19,358           8,918      3,600       1,620
International ............       20,335           8,701      2,908       2,610


     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administrative Agreement (the "Administrative Agreement").

     Pursuant to the Administrative Agreement, the Funds pay the Administrator 0.093% per annum of the average daily net assets of the Defensive Equity and the International Funds; and 0.073% per annum of the average daily net assets of the Enhanced Equity and Short-Term Government Funds. Each fund also pays an annual base fee of $54,500 per fund. For the nine months ended December 31, 2001, the Administrator was paid the following amounts:

                                                Administration
                Analytic Funds                       Fees
                --------------                  --------------
                Defensive Equity                   $70,758
                Enhanced Equity                     96,703
                Short-Term Government               43,256
                International                       44,698

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the nine months ended December 31, 2001, PBHGSSC was paid $25,426, $30,291, $4,950 and $3,596 by the Defensive Equity, Enhanced Equity, Short-Term Government and the International Funds, respectively.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Funds.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Funds.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representative receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the Funds for the year ended December 31, 2001 were as follows:


                                                           U.S.Govt.      U.S. Govt.
                            Purchases         Sales        Purchases        Sales
                          ------------    ------------    ----------      ----------
Defensive Equity          $ 90,741,473    $ 94,874,996    $       --      $       --
Enhanced Equity            259,040,392     282,834,263            --              --
Short-Term Government          520,075         479,624     5,512,052       6,168,657
International                9,293,306       9,849,791            --              --


Transactions in option contracts written in the Defensive Equity Fund were as follows:
                                                    Number of
                                                    Contracts        Premiums
                                                   -----------     ------------

Outstanding at December 31, 2000                       320         $    794,201
Options written                                      4,765           11,525,370
Options terminated in closing purchase              (4,260)         (10,507,407)
transactions
Options expired                                       (625)          (1,244,284)
                                                 ------------      ------------
Outstanding at December 31, 2001                       200         $   (567,880)
                                                 ============      ============

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

Transactions in option contracts written in the Short-Term Government Fund were as follows:
                                                  Number of
                                                  Contracts        Premiums
                                                 -----------     -----------

Outstanding at December 31, 2000                      --         $        --
Options written                                       88              20,800
Options expired                                      (32)            (11,879)
                                                 -----------     ===========
Outstanding at December 31, 2001                      56         $     8,921
                                                 ===========     ===========

The following Funds had futures contracts open as of December 31, 2001:

                        Number
Contract              of Contracts     Trade        Settlement     Unrealized
Description           Long/(Short)    Price/(1)/      Month        Gain (Loss)
------------          ------------   ----------    ------------   ------------
Enhanced Equity
S&P 500 Index             16         $1,125.40      March 2002       $95,200
JP Morgan S&P 500
   Index                  (5)         1,148.25      March 2002           417
                                                                     -------
                                                                     $95,617
                                                                     =======
Short-Term Government
Australian Dollar          8             51.10      March 2002       $(2,960)
British Pound              4            142.94      March 2002         4,760
Canadian Dollar           (6)            63.30      March 2002         3,180
Euro                       4              0.89      March 2002           360
Japanese Yen               1             79.70      March 2002        (4,273)
Swiss Franc               (6)            60.20      March 2002           (60)
                                                                     -------
                                                                     $ 1,007
                                                                     =======

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

                        Number
Contract              of Contracts     Trade        Settlement     Unrealized
Description           Long/(Short)    Price/(1)/      Month        Gain (Loss)
------------          ------------   ----------    ------------   ------------
International
Australian Dollar          9            51.10       March 2002      $ (3,240)
British Pound              4           142.94       March 2002         4,800
CAC 40 Index               2         4,517.00 EUR   March 2002         2,104
Canadian Dollar           (6)           63.30       March 2002         3,240
DAX Index                 (2)        5,060.50 EUR   March 2002        (5,639)
Euro                       4             0.89       March 2002           400
FT-SE 100 Index            4         5,151.00 GBP   March 2002         3,439
Hang Seng Index            2        11,540.00 EUR   March 2002        (2,103)
IBEX Plus Index            3         8,468.00 EUR   March 2002        (3,957)
Japanese Yen               1            79.90       March 2002        (4,263)
MIB 30 Index               1        31,835.00 EUR   March 2002         2,561
OMX Index                (25)          820.15 SEK   March 2002        (7,695)
S&P 500 Index             (1)        1,128.30       March 2002        (5,225)
S&P/TSE 60 Index          (5)          430.40 CAD   March 2002        (7,243)
SPI 200 Index              6         3,414.58 AUD   March 2002            96
Swiss Franc               (2)           60.20       March 2002            --
Topix Index               (2)        1,010.50       March 2002        (1,716)
                                                                    --------
                                                                    $(24,441)
                                                                    ========
(1) In U.S. Dollars unless otherwise indicated.
AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Great British Pound
SEK -- Swedish Krona

     H. Line of Credit: The Defensive Equity, Enhanced Equity and Short-Term Government Funds, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating Fund based on its average daily unused portion of the line of credit. During the year ended December 31, 2001, the Funds had no borrowings under the agreement.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

     I. Other: The amount of Post October loss deferral will be used to offset any available net realized gain recognized by these Funds during the calendar year ending December 31, 2002. At December 31, 2001, the following Funds had available the following capital loss carryovers for Federal income tax purposes, which will expire on the dates indicated:



                                                                                                                Post 10/31
                                                                                                                 Deferred
               2002     2003      2004       2005       2006     2007       2008        2009        Total          Loss
               ----     ----      ----       ----       ----     ----       ----        ----        -----          ----
Defensive
   Equity    $    --  $     --  $     --   $     --   $    --  $     --  $       --  $       --   $       --     1,265,057
Enhanced
   Equity         --        --        --         --        --        --   2,263,046   9,343,873    11,606,873    1,149,817
Short-Term
   Govern-
   ment*      37,587   257,536   444,657      3,860        --    70,796      20,184          --        834,62           --
Interna-
   tional         --        --        --         --        --        --          --   1,727,552     1,727,552      305,979


* Limitations may apply

For the year ended December 31, 2001, the Analytic Short-Term Government Fund utilized $9,042 of the capital loss carryovers.

At December 31, 2001, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

     Analytic Funds                    No. of Shareholders    % Ownership
     ------------                      -------------------    ------------
     Defense Equity Fund                        1                 14.8%
     Enhanced Fund                              2                 56.4
     Short-Term Government                      3                 66.4
     International                              3                 92.2

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. II and Shareholders of
Analytic Defensive Equity Fund
Analytic Enhanced Equity Fund
Analytic Short-Term Government Fund
Analytic International Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Short-Term Government Fund and Analytic International Fund (constituting UAM Funds, Inc. II, hereafter referred to as the "Fund") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
February 15, 2002

UAM FUNDS

ANALYTIC FUNDS

Shareholder Voting Results (Unaudited): At a shareholder meeting held on December 11, 2001 and reconvened on January 10, 2002, the shareholders of Analytic Enhanced Equity Fund voted on the proposal listed below. The results of the voting were as follows:

Proposal 1    To approve an Agreement and Plan of Reorganization providing for the combination of the Analytic Enhanced Equity Fund of UAM Funds,
              Inc. II into the PBHG Disciplined Equity Fund of PBHG Funds, was as follows:

FOR             4,959,647.00    93.80% of shares voted   51.98% of total shares
AGAINST           174,559.00     3.30% of shares voted    1.82% of total shares
ABSTAIN           152,922.00     2.89% of shares voted    1.60% of total shares

Board Members and Officers (Unaudited):

Information pertaining to the directors and officers of the Company is set forth below. Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Independent Board Members." Directors who are deemed to be "interested persons" of the Company are referred to as "Interested Board Members." Scott Powers is considered an "Interested Board Member" because (1) he serves as an officer of the Company and (2) is an employee of Old Mutual (US) Holdings Inc., the parent of several advisers in the UAM Funds Complex. Mr. English has an investment advisory relationship with Investment Counselors of Maryland, LLC, an investment adviser to one of the Funds in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an Interested Board Member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.


                                                                                  Number of
                                                                                Portfolios in
                                      Term of                                     UAM Funds         Other
                                     Office and                                    Complex       Directorship
                      Position(s)    Length of                                   Overseen by       Held by
Name, Address,       Held with the     Time       Principal Occupation(s)           Board           Board
Date of Birth/1/       Company       Served/2/      During Past 5 Years           Members/3/       Members/4/
---------------------------------------------------------------------------------------------------------------

INDEPENDENT BOARD MEMBERS
-------------------------
John T. Bennett, Jr.    Director        1/89    Mr. Bennett is President of        [30]             None
1/26/29                                         Squam Investment Management
                                                Company, Inc. and Great Island
                                                Investment Company, Inc.
                                                (investment management). From
                                                1988 to 1993. Mr. Bennett
                                                was President of Bennett
                                                Management Company.

Nancy J. Dunn           Director      6/23/97   Ms. Dunn has been Financial        [30]             None
8/14/51                                         Officer of World Wildlife
                                                Fund (nonprofit) since January
                                                1999. From 1991 to 1999, Ms.
                                                Dunn was Vice President for
                                                Finance and Administration
                                                and Treasurer of Radcliffe
                                                College (education).


UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------


                                                                                  Number of
                                                                                Portfolios in
                                      Term of                                     UAM Funds         Other
                                     Office and                                    Complex       Directorship
                      Position(s)    Length of                                   Overseen by       Held by
Name, Address,       Held with the     Time       Principal Occupation(s)           Board           Board
Date of Birth/1/       Company       Served/2/      During Past 5 Years           Members/3/       Members/4/
---------------------------------------------------------------------------------------------------------------

INDEPENDENT BOARD MEMBERS (continued)
-------------------------------------
William A. Humenuk      Director       1/89     Mr. Humenuk has been Senior          [30]             None
4/21/42                                         Vice President General Counsel
                                                and Secretary of Lone Star
                                                Industries Inc. (cement and
                                                ready-mix concrete) since March
                                                2000. From June 1998 to March
                                                2000 he was Executive Vice
                                                President and Chief
                                                Administrative Officer of Philip
                                                Services Corp. (ferrous scrap
                                                processing, brokerage and
                                                industrial outsourcing services)
                                                Mr. Humenuk was a Partner in    .
                                                the Philadelphia office of the
                                                law firm Dechert Price & Rhoads
                                                from July 1976 to June 1998.
                                                He was also formerly a Director
                                                of Hofler Corp. (manufacturer
                                                of gear grinding machines).


Philip D. English       Director      10/88     Mr. English is President and         [30]           None
8/5/48                                          Chief Executive Officer of
                                                Broventure Company, Inc., a
                                                company engaged in the investment
                                                management business. He is also
                                                Chairman of the Board of Chektec
                                                Corporation (drugs) and Cyber
                                                Scientific, Inc. (computer mouse
                                                company).

INTERESTED BOARD MEMBERS
------------------------
Scott F. Powers/5/      Director    01/01/02    Mr. Powers has been Chief Executive
8/1/59                                          Officer of Old Mutual (US) Holdings
                                                Inc. (financial services) and Old
                                                Mutual Asset  Managers (financial
                                                services) since December 2001.
                                                From 1998 to September, 2001 he was
                                                Executive Vice President of Sales,
                                                Marketing and Product Development
`                                               at Mellon Institutional (financial
                                                service). Mr. Powers was Chief
                                                Operation Officer at Boston Company
                                                Asset Management (financial services)
                                                from 1996 to 1998.


UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------


                                                                                  Number of
                                                                                Portfolios in
                                      Term of                                     UAM Funds         Other
                                     Office and                                    Complex       Directorship
                      Position(s)    Length of                                   Overseen by       Held by
Name, Address,       Held with the     Time       Principal Occupation(s)           Board           Board
Date of Birth/1/       Company       Served/2/      During Past 5 Years           Members/3/       Members/4/
---------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Linda T. Gibson   Vice President       6/27/00  General Counsel and Senior Vice      N/A               N/A
One International and Secretary                 Old Mutual (US) Holdings Inc.
Place                                           (financial services); President of
Boston, MA 02110                                UAM Investment  Services, Inc.
7/31/65                                         (financial services), UAM Fund
                                                Services, Inc. (financial services)
                                                and UAM Fund Distributors, Inc.
                                                (broker-dealer) since April, 2000;
                                                Trustee and  President of UAM
                                                Trust Company (trust company)
                                                since April,  2001; Director of
                                                UAM Funds plc (UCITS fund) since
                                                April 2001; various director and
                                                officer positions with subsidiaries
                                                of Old Mutual (US) Holdings Inc.
                                                and investment products managed
                                                by such subsidiaries; Senior Vice
                                                President and Secretary of
                                                Signature Financial Group, Inc.
                                                (financial services) and affiliated
                                                broker-dealers from 1991 to 2000;
                                                Director and Secretary of Signature
                                                Financial Group Europe, Ltd.
                                                (financial services) from 1995 to
                                                2000; Secretary of the Citigroup
                                                Family of Mutual Funds (mutual
                                                funds) from 1996 to 2000;
                                                Secretary of the 59 Wall Street
                                                Family of Mutual Funds (mutual
                                                funds) from 1996 to 2000.


Sherry Kajdan     Vice                 3/15/01  Vice President and Assistant         N/A               N/A
  Vetterlein      President                     Secretary of SEI Investments
One Freedom       and                           Mutual Funds Services since
Valley Drive      Assistant                     January 2001. Shareholder/Partner,
Oaks, PA 19456    Secretary                     Buchanan Ingersoll Professional
6/22/62                                         Corporation (law firm) (1992-2000).

Christopher T.    Treasurer            3/15/01  Director, Fund Accounting, SEI       N/A               N/A
     Salfi                                      Investments Mutual Funds
530 East                                        Services since January 1998;
Swedesford Road                                 prior to his current position,
Wayne, PA 19087                                 served most recently as Fund
11/28/63                                        Accounting Manager of SEI Investments
                                                Mutual Funds Services from 1994
                                                to 1998; Investment Accounting
                                                Manager at PFPC Inc. (mutual
                                                fund services) from 1993 to 1994;
                                                FPS Services, Inc. (mutual fund
                                                services) from 1986 to 1993.


UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------


                                                                                  Number of
                                                                                Portfolios in
                                      Term of                                     UAM Funds         Other
                                     Office and                                    Complex       Directorship
                      Position(s)    Length of                                   Overseen by       Held by
Name, Address,       Held with the     Time       Principal Occupation(s)           Board           Board
Date of Birth/1/       Company       Served/2/      During Past 5 Years           Members/3/       Members/4/
---------------------------------------------------------------------------------------------------------------

OFFICERS (continued)
--------------------
Molly S. Mugler        Assistant      3/15/01  Vice President and Assistant            N/A              N/A
One International      Secretary               General Counsel of Old Mutual
Place                                          (US) Holdings Inc. (financial
Boston, MA   02110                             services) since January 2001;
10/16/51                                       various officer positions with
                                               subsidiaries of Old Mutual
                                               (US) Holdings Inc. and  investment
                                               products managed by such subsidiaries
                                               since January  2001; Secretary
                                               of Signature Financial Group,
                                               Inc. (financial services) and
                                               subsidiaries (including affiliated
                                               broker-dealers) and investment
                                               products serviced by such subsidiaries
                                               until 2001; President of SFG
                                               Global Investments, Inc. (commodity
                                               pool operator) until 2001.

Suzan M. Barron        Assistant      6/29/01  Director and Senior Legal               N/A              N/A
One International      Secretary               Counsel of Old Mutual (US)
Place                                          Holdings Inc. (financial services)
Boston, MA 02110                               since July 2001; Vice President
9/5/64                                         and Counsel of Liberty Financial
                                               Companies, Inc. (financial
                                               services) from 1998 to
                                               2001; Assistant Secretary to
                                               Liberty Funds Group
                                               (mutual funds) from 1998 to 2001;
                                               Counsel of Manufacturers Life
                                               Insurance Company from 1997 to
                                               1998; Vice President and Counsel
                                               of Citizens Advisors, Inc.
                                               (mutual funds) from 1996 to 1997.


---------------------------
/1/ Each director may be contacted by writing to the director c/o UAM Funds, Inc. II, One International Place, Boston Massachusetts 02110, Attn: Linda
     T. Gibson.

/2/  Each director holds office for an indefinite term until the earliest of:
     (a) the election of his successor or (b) the date a director dies, resigns or is removed by the Board in accordance with the Company's by-laws. Each officer holds office for a one-year term until: (a) his/her reappointment by the Board; (b) his/her successor is chosen and qualifies; or (c) he/she dies, resigns or is removed by the Board in accordance with the Company's by-laws.

/3/ The "UAM Funds Complex" consists of all registered investment companies for which any subsidiary or affiliate of Old Mutual (US) Holdings Inc. serves as investment adviser, including the Company, UAM Funds Trust and UAM Funds, Inc. As of December 31, 2001, the UAM Funds Complex consisted of [30] Funds. In addition to the Company, each director also serves as a Board Member of UAM Funds Trust and UAM Funds, Inc. In addition to the Company, each officer also serves as an officer of UAM Funds Trust and UAM Funds, Inc.

/4/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

/5/ Mr. Powers is deemed an interested trustee because of his employment by Old Mutual (US) Holdings, Inc.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited):

For the calendar year ended December 31, 2001, each portfolio hereby designates the following amount as long-term capital gain dividends for the purposes of the dividend paid deduction on its federal income tax return.

          Analytic Funds                  Long-Term
          --------------                  ---------
          Defensive Equity Fund            $190,541


For the calendar year ended December 31, 2001, 100% of the dividends qualify for dividend received deduction for corporate shareholders of Analytic Funds -Defensive Equity and Short-Term Government.

For the calendar year ended December 31, 2001, the percentage of income earned from direct U.S. government obligations for Analytic Funds - Defensive Equity, Short-Term Government, Enhanced Equity and International Equity was 1.98%, 86.54%, 1.05% and 10.26% respectively.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

Officers and Directors

Scott Powers                              Linda T. Gibson
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajdan Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher Salfi
Director                                  Treasurer

Philip D. English                         Suzan M. Barron
Director                                  Assistant Secretary

William A. Humenuk                        Molly S. Mugler
Director                                  Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219009
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Analytic Investors, Inc.
700 South Flower Street
Suite 2400
Los Angeles, CA 90017

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109


                                      ----------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed
                                        to others only if preceded or
                                        accompanied by a current prospectus.
                                      ----------------------------------------